Shareholder Fees - FidelitySustainableTargetDateFunds-ComboClassKPro	May 30, 2024 USD ($)
FidelitySustainableTargetDateFunds-ComboClassKPro | Fidelity Sustainable Target Date 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none